Segment and Geographical Information	12 Months Ended
Mar. 31, 2023
Disclosure of operating segments [abstract]
Segment and Geographical Information	SEGMENT AND GEOGRAPHICAL INFORMATION
The Group has three reportable segments: Canada, U.S. and International.
The Group's chief operating decision maker assesses the performance of the reportable segments based on revenues and operating income by segment. Operating income by segment refers to operating income before head office general and administrative expenses and business acquisition, integration and reorganization costs, which are not considered when assessing the underlying financial performance of the reportable segments. Head office general and administrative expenses are expenses and salaries related to centralized functions, such as global finance, legal, human resources and technology teams, which are not allocated to segments. This measure also excludes the effects of depreciation, amortization and foreign exchange loss (gain).
The accounting policies of each reportable segment are the same as described in Note 2. The revenues and operating income by segment exclude intersegmental revenues and cost of revenues.
The following tables present the Group's operations based on reportable segments:

Year ended	March 31, 2023
	Canada	U.S.	International	Total
	$	$	$	$
Revenues	312,349	189,883	20,469	522,701
Operating income by segment	35,964	26,736	2,953	65,653
Head office general and administrative expenses				40,401
Business acquisition, integration and reorganization costs				18,079
Foreign exchange loss (gain)				159
Operating income before depreciation and amortization				7,014
Depreciation and amortization				34,033
Operating loss				(27,019)

Year ended	March 31, 2022
	Canada	U.S.	International	Total
	$	$	$	$
Revenues	284,614	139,519	13,752	437,885
Operating income by segment	25,420	18,996	1,253	45,669
Head office general and administrative expenses				28,354
Business acquisition, integration and reorganization costs				11,617
Foreign exchange loss (gain)				(26)
Operating income before depreciation and amortization				5,724
Depreciation and amortization				19,720
Operating loss				(13,996)

22. SEGMENT AND GEOGRAPHICAL INFORMATION (CONT’D)
Long-lived assets by geographic location
The following table presents the total net book value of the Group’s long-lived assets by geographic location:

As at	March 31,
	2023		2022
	$	%	$	%
Canada	138,450	47.9	154,251	56.4
U.S.	148,316	51.4	118,023	43.1
International	2,039	0.7	1,299	0.5
	288,805	100.0	273,573	100.0

Information about revenues and deferred revenues
An analysis of the Group’s revenues from customers for each major service category is as follows:

Year ended	March 31, 2023
	Canada	U.S.	International	Total
	$	$	$	$
Consulting services - time and materials arrangements	264,542	115,145	18,263	397,950
Consulting services - fixed-fee arrangements	34,062	25,834	2,201	62,097
Subscription, software and other revenues	13,745	48,904	5	62,654
	312,349	189,883	20,469	522,701

Year ended	March 31, 2022
	Canada	U.S.	International	Total
	$	$	$	$
Consulting services - time and materials arrangements	240,043	105,722	13,343	359,108
Consulting services - fixed-fee arrangements	34,802	14,098	409	49,309
Subscription, software and other revenues	9,769	19,699	—	29,468
	284,614	139,519	13,752	437,885
During the year ended March 31, 2023 and 2022, significantly all amounts included in the opening balance of deferred revenues were recognized as revenue.
Major customer
During the year ended March 31, 2023, two clients generated individually more than 10% of total revenues for $109,743,000 (2022 - one client generated more than 10% of total revenues for $63,391,000). As at March 31, 2023, accounts receivable and other receivables from one major customer amounted to $10,777,000 or 11.7% of total accounts receivable and other receivables (2022 - one major customer amounted to $19,771,000 or 19.6%).